STOCKHOLDERS' EQUITY (DEFICIT) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

Risk-free interest rate	0	0.64%-1.39%
Dividend yield		0%
Stock price volatility		75%-87%
Expected life		2 years

Assumptions used for employee stock options:
Risk-free interest rate	0.25%
Stock price volatility	20% - 37%
Expected life	2 years

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding, January 1, 2013	9,460,543	$0.25
Granted	5,378,530	$0.24
Outstanding, September 30, 2013	14,839,073	$0.24	8.9	$532,634
Exercisable, September 30, 2013	8,474,992	$0.22	8.5	$490,791

		Weighted Average Exercise Price
	Outstanding Shares

Balance, December 31, 2011	2,420,000	0.0679
Granted	9,873,543	0.247
Exercised	-	0
Cancelled	(2,833,000)	0.085
Balance, December 31, 2012	9,460,543	$0.25
Exercisable at 12/31/12	7,212,909	$0.19

Non-Vested at 12/31/12	2,247,634	$0.44

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
Restricted shares issued as of December 31, 2012	13,456,667
Granted during nine months ended September 30, 2013	-
Forfeited during nine months ended September 30, 2013	-
Total Restricted Shares Issued at September 30, 2013	13,456,667
Vested at September 30, 2013	(5,693,052)
Unvested restricted shares as of September 30, 2013	7,763,615

Restricted Shares Activity:
Restricted shares issued as of December 31, 2011	1,870,940
Granted during 2012	13,285,842
Forfeited during 2012	(1,700,115)
Total Restricted Shares Issued at December 31, 2012	13,456,667
Vested at December 31, 2012	(160,412)
Unvested restricted shares as of December 31, 2012	13,296,255